Financial income, financial expenses and foreign exchange losses (Tables)	12 Months Ended
Dec. 31, 2024
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Schedule of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses
The following table provides a breakdown for financial income, financial expenses and foreign exchange losses:

	For the years ended December 31,
(€ thousands)	2024	2023	2022
Financial income
Options - Changes in fair value	744	14,792	470
of which Thom Browne option	—	11,587	—
of which Dondi option	744	3,205	470
Securities	5,119	8,652	8,154
Hedging operations	4,652	2,968	241
Interest on financial other assets	1,935	2,707	1,226
Interest on financial receivables/loans	636	187	501
Interest income on interest rate swaps	3,597	6,767	1,022
Other financial income	9,345	1,209	1,706
Total financial income	26,028	37,282	13,320

Financial expenses
Options - Changes in fair value	(3,496)	—	(11,426)
of which Thom Browne option	(3,496)	—	(11,426)
of which Dondi option	—	—	—
Hedging operations	(4,868)	(6,736)	(11,701)
Interest and financial charges for lease liabilities	(23,659)	(17,030)	(9,882)
Warrants - Changes in fair value	—	(22,909)	(1,171)
Securities	(1,886)	(4,412)	(13,426)
Interest on bank loans and overdrafts	(15,520)	(13,361)	(4,785)
Interest expenses on interest rate swaps	(492)	(300)	(1,356)
Other financial expenses	(2,074)	(3,373)	(599)
Total financial expenses	(51,995)	(68,121)	(54,346)

Foreign exchange losses	(11,338)	(5,262)	(7,869)